Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest on bank borrowings	¥ 1,590	¥ 1,529	¥ 1,613
Interest relating to obligations under finance leases	1,845	1,349	867
Interest relating to post-retirement benefit obligations	98	88	114
Interest on bonds and debentures	381	359	483
Interest relating to interest rate swap contracts	63	122	128
Less: amount capitalized into advanced payments on acquisition of aircraft	(793)	(749)	(1,014)
Amounts capitalized into construction in progress			(2)
Interest expense	3,184	2,698	2,189
Foreign exchange difference, net		3,574	4,987
Finance costs	¥ 3,184	¥ 6,272	¥ 7,176